Fair Value (Narrative) (Details) - Interest Rate Swap Contract [Member] $ in Millions	6 Months Ended
Feb. 29, 2020 CAD ($)
Disclosure of fair value measurement of assets [line items]
Notional amount	$ 34
Term	1 month
Fair Value